Income Taxes (Q1) (Policies)	3 Months Ended	12 Months Ended
	Mar. 31, 2020	Dec. 31, 2019
Income Tax Disclosure [Abstract]
Investment Tax Credits	Cleco classifies all interest related to uncertain tax positions as a component of interest payable and interest expense.Cleco classifies income tax penalties as a component of other expense.
Investment Tax Credits

Investment tax credits, which were deferred for financial statement purposes, are amortized as a reduction to income tax expense over the estimated service lives of the properties that gave rise to the credits.